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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21720

NORTHERN LIGHTS FUND TRUST

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

  (Address of principal executive offices)                                      (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  1/31, 4/30, 6/30, 7/31

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

NORTHERN LIGHTS FUND TRUST: THE GAMING AND CASINO FUND									Item 1, Exhibit A1
Investment Company Act file number: 811-21720
March 31, 2006 - June 30, 2006

N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
1	LAS VEGAS SANDS	LVS	517834107	6/7/2006	1. Directors Recommended	Issuer	Yes	For All	For
	CORP				2. Ratification of Ind. CPA firm	Issuer	Yes	For	For

2	AMERISTAR CASINOS, INC.	ASCA	03070Q101	6/9/2006	1. Directors Recommended	Issuer	Yes	For All	For

3	YOUBET.COM, INC.	UBET	987413101	6/15/2006	1. Directors Recommended	Issuer	Yes	For All	For
					2. Approve amendment to equity incentive plan	Issuer	Yes	For	For

4	CENTURY CASINOS,	CNTY	156492100	6/20/2006	1. Directors Recommended	Issuer	Yes	For All	For
	INC.				2. In their Discretion, proxies are authorized to vote upon other business	Issuer	Yes	For	For

5	GAMESTOP CORP	GME	36467W109	6/27/2006	1. Directors Recommended	Issuer	Yes	For All	For
					2. Adopt the amended Gamestop Corp supplemental comp plan	Issuer	Yes	For	For
					3. Ratify the appointment of Ind Reg Public Acct Firm	Issuer	Yes	For	For

6	PROGRESSIVE	PGIC	74332S102	6/22/2006	1. Directors Recommended	Issuer	Yes	For All	For
	GAMING INTERNATIONAL				2. Ratification of Ind. Registered Public Accounting Firm	Issuer	Yes	For	For

Registrant: Jacobs & Company Mutual Fund - A Series of Northern Lights Fund Trust									Item 1, Exhibit A2
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2005 through June 30, 2006

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	ISHARES	IYZ	464287838	7/14/2005	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	APPROVE MODIFICATION OR ELIMINATION: POLICY REGARDING SENIOR SECURITIES	MGMT	Y	FOR	FOR

					3	APPROVE MODIFICATION OR ELIMINATION: POLICY REGARDING LOANS	MGMT	Y	FOR	FOR

					4	APPROVE CLASSIFICATION CHANGE FROM FUNDAMENTAL TO NON-FUNDAMENTAL INVESTMENT POLICIES	MGMT	Y	FOR	FOR

					5	TRANSACT OTHER BUSINESS AS MAY COME BEFORE MEETING OR ANY ADJOURNMENT THEREOF.	MGMT	Y	FOR	FOR

2	TIDEWATER, INC.	TW	886423-102	7/21/2005	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTANTS	MGMT	Y	FOR	FOR

					3	PROPOSAL REGARDING SUBJECTING NON-DEDUCTIBLE EXECUTIVE COMPENSATION TO A STOCKHOLDER VOTE	SHAREHOLD	Y	ABSTAIN	AGAINST

					4	PROPOSAL TO DECLASSIFY THE BOARD OF DIRECTORS & ANNUAL ELECTION OF ALL DIRECTORS	SHAREHOLD	Y	ABSTAIN	AGAINST

3	RED HAT, INC.	RHAT	756577102	8/26/2005	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY PRICE WATERHOUSE COOPERS, LLP AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR ENDING 2/28/06	MGMT	Y	FOR	FOR

4	WEBMD CORP	HLTL	94769M105	9/29/2005	1	DIRECTORS RECOMMENDED:	MGMT	Y		FOR
						NEIL F. DIMICK	MGMT	Y	FOR
						JOSEPH E. SMITH	MGMT	Y	AGAINST

					2	APPROVE AMENDMENT TO CHANGE CORPORATE NAME TO EMDEON CORP.	MGMT	Y	FOR	FOR

					3	RATIFY ERNST & YOUNG, LLP TO SERVE AS INDEPENDENT AUDITOR FOR 2005	MGMT	Y	FOR	FOR

5	INTERNATIONAL	IAL	458884103	10/27/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
ALUMINUM CORP
					2	RATIFY PRICE WATERHOUSE COPPER, LLP AS INDEPENDENT AUDITOR	MGMT	Y	FOR	FOR

6	LUCENT TECHNOLOGIES,	LU	549463107	2/15/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
INC.
					2	RATIFY PRICE WATERHOUSE COOPERS, LLP AS INDEPENDENT ACCOUNTANTS	MGMT	Y	FOR	FOR

					3	BOARD PROPOSAL TO AMEND RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT AT DISCRETION OF BOARD.	MGMT	Y	FOR	FOR

					4	PROPOSAL REGARDING DISCLOSURE OF POLITICAL CONTRIBUTIONS	SHAREHOLD	Y	AGAINST	AGAINST

					5	PROPOSAL REQUESTING FUTURE CASH BONUS OR INCENTIVE BONUS BE CONTINGENT UPON RESTORING RETIREE BENEFITS	SHAREHOLD	Y	ABSTAIN	AGAINST

					6	PROPOSAL REGARDING PERFORMANCE-BASED EQUITY COMPENSATION	SHAREHOLD	Y	ABSTAIN	AGAINST

					7	PROPOSAL TO EXCLUDE NON-CASH PENSION CREDIT FROM EARNINGS USED TO DEFER INCENTIVE COMPENSATION FOR EXECUTIVE OFFICERS	SHAREHOLD	Y	ABSTAIN	AGAINST

7	UNITED TECHNOLOGIES,	UTX	913017109	4/12/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
INC.
					2	APPOINT INDEPENDENT AUDITORS	MGMT	Y	FOR	FOR

					3	AMEND UTC'S RESTATED CERTIFICATE OF INCORPORATION	MGMT	Y	FOR	FOR

					4	DIRECTOR TERM LIMITS	SHAREHOLD	Y	AGAINST	AGAINST

					5	FOREIGN MILITARY SALES	SHAREHOLD	Y	AGAINST	AGAINST

8	SOUTH FINANCIAL GROUP	TSFG	837841105	4/18/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	APPOINTMENT OF PRICEWATERHOUSE COOPERS, LLP AS INDEPENDENT PUBLIC ACCOUNTING FIRM	MGMT	Y	FOR	FOR

9	FREESCALE	FSL	35687M107	4/21/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
	SEMICONDUCTOR				2	RATIFY INDEPENDENT ACCOUNTING FIRM - KPMG, LLP	MGMT	Y	FOR	FOR

10	HONEYWELL INTL, INC.	HON	438516106	4/24/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	APPROVE INDEPENDENT ACCOUNTANTS	MGMT	Y	FOR	FOR

					3	2006 STOCK INCENTIVE PLAN	MGMT	Y	FOR	FOR

					4	2006 STOCK PLAN FOR NON-EMPLOYEE DIRECTORS	MGMT	Y	FOR	FOR

					5	MAJORITY VOTE	SHAREHOLD	Y	ABSTAIN	AGAINST

					6	DIRECTOR COMPENSATION	SHAREHOLD	Y	AGAINST	AGAINST

					7	RECOUP UNEARNED MANAGEMENT BONUSES	SHAREHOLD	Y	AGAINST	AGAINST

					8	ONONDAGA LAKE ENVIRONMENTAL POLLUTION	SHAREHOLD	Y	AGAINST	AGAINST
					9	SEPARATE VOTE ON GOLDEN PAYMENTS	SHAREHOLD	Y	ABSTAIN	AGAINST

11	GENERAL ELECTRIC	GE	369604103	4/26/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY INDEPENDENT AUDITOR	MGMT	Y	FOR	FOR

					3	CUMULATIVE VOTING	SHAREHOLD	Y	AGAINST	AGAINST

					4	CURB OVER-EXTENDED DIRECTORS	SHAREHOLD	Y	AGAINST	AGAINST

					5	ONE DIRECTOR FROM THE RANKS OF RETIREES	SHAREHOLD	Y	AGAINST	AGAINST

					6	INDEPENDENT BOARD CHAIRMAN	SHAREHOLD	Y	AGAINST	AGAINST

					7	DIRECTOR ELECTION MAJORITY VOTE STANDARD	SHAREHOLD	Y	AGAINST	AGAINST

					8	REPORT ON GLOBAL WARMING SCIENCE	SHAREHOLD	Y	AGAINST	AGAINST

12	ARCH COAL, INC.	ACI	39380100	4/27/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	APPROVE AMENDMENTS TO CERTIFICATION OF INCORPORATION TO INCREASE AUTHORIZED SHARES	MGMT	Y	FOR	FOR

13	CYPRESS	CY	232806109	5/1/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
SEMICONDUCTOR
					2	RATIFY PRICE WATERHOUSE ETAL AS INDEPENDENT ACCOUNTANTS FOR 2006	MGMT	Y	FOR	FOR

					3	APPROVE AMENDED EMPLOYEE QUALIFIES STOCK PURCHASE PLAN	MGMT	Y	FOR	FOR

14	MOTOROLA, INC.	MOT	620076109	5/1/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	ADOPT MOTOROLA OMNIBUS INCENTIVE PLAN OF 2006	MGMT	Y	FOR	FOR

					3	REDEEM OR VOTE POISON PILL	SHAREHOLD	Y	AGAINST	AGAINST

15	TOOTSIE ROLL, IND	TR	890516107	5/1/2006	1	DIRECTORS RECOMMENDED	MGMT	N*	WITHHOLD	FOR
*STOCK PERFORMANCE CONSISTENTLY LAGS PEERS AND COMPENSATION IS EXCESSIVE.

					2	APPROVE MANAGEMENT INCENTIVE PLAN	MGMT	Y	AGAINST	FOR

					3	RATIFY INDEPENDENT ACCOUNTANTS FOR 2006	MGMT	Y	FOR	FOR

16	COOPER CAMERON CORP	CAM	216640102	5/5/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY INDEPENDENT ACCOUNTANTS FOR 2006	MGMT	Y	FOR	FOR

					3	CHANGE COMPANY NAME AND CHANGE IN CERTIFICATE OF INCORPORATION	MGMT	Y	FOR	FOR

					4	AMEND 2005 EQUITY INCENTIVE PLAN	MGMT	Y	FOR	FOR

17	PEABODY ENERGY CORP	BTU	704549104	5/5/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY INDEPENDENT PUBLIC ACCOUNTANTS	MGMT	Y	FOR	FOR

					3	APPROVE INCREASE IN AUTHORIZED SHARES OF COMMON STOCK	MGMT	Y	FOR	FOR

					4	PROPOSAL REGARDING FORMATION OF SPECIAL COMMITTEE	SHAREHOLD	Y	AGAINST	AGAINST

					5	PROPOSAL REGARDING MAJORITY VOTING	SHAREHOLD	Y	AGAINST	AGAINST

					6	PROPOSAL REGARDING BOARD DECLASSIFICATION	SHAREHOLD	Y	AGAINST	AGAINST

					7	PROPOSAL REGARDING WATER USE	SHAREHOLD	Y	AGAINST	AGAINST

18	NS GROUP, INC.	NSS	628916108	5/10/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY ELOITTE & TOUCHE, LLP FOR 2006	MGMT	Y	FOR	FOR

19	DOW CHEMICAL CO	DOW	260543103	5/11/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY INDEPENDENT ACCOUNTANTS	MGMT	Y	FOR	FOR

					3	PROPOSAL ON BHOPAL	SHAREHOLD	Y	AGAINST	AGAINST

					4	PROPOSAL ON GENETICALLY ENGINEERED SEED	SHAREHOLD	Y	AGAINST	AGAINST

					5	PROPOSAL ON CHEMICALS WITH LINKS TO RESPIRATORY PROBLEMS	SHAREHOLD	Y	AGAINST	AGAINST

					6	PROPOSAL ON SECURITY OF CHEMICAL FACILITIES	SHAREHOLD	Y	AGAINST	AGAINST

20	KFX, INC	KFX	48245L107	5/13/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	APPROVE AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION	MGMT	Y	FOR	FOR

					3	APPROVE 2005 EMPLOYEE STOCK PURCHASE PLAN	MGMT	Y	FOR	FOR

					4	RATIFY INDEPENDENT ACCOUNTING FIRM	MGMT	Y	FOR	FOR

21	INTEL CORP	INT	458140100	5/17/2006	1	DIRECTORS RECOMMENDED	MGMT	Y		FOR
						CRAIG R BARRETT			SEE BELOW
						CHARLENE BARSHEFSKY			FOR
						JOHN P BROWNE			FOR
						JAMES GUZY			AGAINST
						REED E HUNDT			FOR
						PAUL S OTELLNI			AGAINST
						DAVID S POTTRUCK			FOR
						JANE E SHAW			AGAINST
						JOHN L THORNTON			FOR
						DAVID B YOFFIE			FOR

					2	AMEND 2ND RESTATED CERTIFICATE OF INCORPORATION TO REPEAL ARTICLE 10 (FAIR PRICE PROV)	MGMT	Y	FOR	FOR

					3	REPEAL ARTICLE 7 AND ARTICLE 12	MGMT	Y	FOR	FOR

					4	RATIFY INDEPENDENT PUBLIC ACCOUNTANTS FOR 2006	MGMT	Y	FOR	FOR

					5	APPROVE 2006 EQUITY INCENTIVE PLAN	MGMT	Y	FOR	FOR

					6	APPROVE 2006 STOCK PURCHASE PLAN	MGMT	Y	ABSTAIN	FOR

22	CONSOLIDATED	CON	209034107	5/18/2006	1	DIRECTORS RECOMMENDED	MGMT	N
COMMUNICATION
					2	APPROVE INDEPENDENT PUBLIC ACCOUNTING FIRM	MGMT	N

VOTES NOT CAST - MEETING HELD ON 5/18/06, MATERIAL RECEIVED ON 5/19/06

23	WILLIAMS COMPANIES, INC.	WMB	969457100	5/18/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					2	RATIFY ERNST & YOUNG, LLP AS AUDITORS FOR 2006	MGMT	Y	FOR	FOR

					3	PROPOSAL ON MAJORITY VOTING ON DIRECTOR NOMINEES	SHAREHOLD	Y	AGAINST	AGAINST

24	SCHERING-PLOUGH CORP	SGP	806605101	5/19/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	SEE BELOW	FOR
						THOMAS J COLLIGAN			FOR
						ROBERT KIDDER			WITHHOLD
						CARL E MUNDY, JR			FOR
						PATRICIA F RUSSO			WITHHOLD
						ARTHUR F WEINBACH			WITHHOLD
WITHHELD VOTES DUE TO EXCESSIVE COMPENSATION AND POOR STOCK PERFORMANCE

					2	RATIFY DELOITTE & TOUCHE AS INDEPENDENT AUDITORS FOR 2006	MGMT	Y	FOR	FOR

					3	AMEND GOV INSTRUMENTS TO PROVIDE FOR ANNUAL ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR

					4	APPROVE DIRECTORS COMPENSATION PLAN	MGMT	Y	ABSTAIN	FOR

					5	APPROVE 2006 STOCK INCENTIVE PLAN	MGMT	Y	ABSTAIN	FOR

					6	PROPOSAL OF MAJORITY VOTE STANDARD FOR ELECTION OF DIRECTORS IN CERTIFICATION OF INCORPORATION	SHAREHOLD	Y	AGAINST	AGAINST

					7	PROPOSAL OF MAJORITY VOTE ON GREATEST NUMBER OF GOVERNANCE ISSUES PRACTICABLE	SHAREHOLD	Y	AGAINST	AGAINST

25	TIME WARNER, INC.	TWX	887317105	5/19/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	SEE BELOW	FOR
						JAMES L. BARKSDALE			WITHHOLD
						STEPHEN F BOLLENBACK			FOR
						FRANK J CAUFIELD			WITHHOLD
						ROBERT C CLARK			FOR
						JESSICA P EIHNORN			FOR
						REUBEN MARK			FOR
						MICHAEL A MILES			WITHHOLD
						KENNETH J NOVACK			WITHHOLD
						RICHARD D PARSONS			FOR
						FRANCIS T VINCENT, JR			WITHHOLD
WITHHELD VOTES WERE FOR COMPENSATION COMMITTEE MEMBERS. COMPENSATION IS NOT IN KEEPING WITH STOCK PERFORMANCE.

					2	RATIFICATION OF AUDITORS	MGMT	Y	FOR	FOR

					3	APPROVE 2006 STOCK INCENTIVE PLAN	MGMT	Y	ABSTAIN	FOR

					4	PROPOSAL REGARDING SIMPLE MAJORITY VOTE	SHAREHOLD	Y	ABSTAIN	AGAINST

					5	PROPOSAL REGARDING SEPARATION OF ROLES OF CHAIRMAN AND CEO	SHAREHOLD	Y	AGAINST	AGAINST

					6	PROPOSAL REGARDING CODE OF VENDOR CONDUCT	SHAREHOLD	Y	AGAINST	AGAINST

26	SUPERIOR ENERGY	SPN	868157108	5/23/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
SERVICES
					2	AMENDED AND RESTATED 2004 DIRECTORS RESTRICTED STOCK UNITS PLAN	MGMT	Y	FOR	FOR

					3	APPOINT INDEPENDENT ACCOUNTING FIRM FOR 2006	MGMT	Y	FOR	FOR

27	INTERNATIONAL COAL	ICG	45928H106	5/26/2006	1	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR
GROUP, INC.
					2	RATIFY INDEPENDENT AUDITORS FOR 2006	MGMT	Y	FOR	FOR

					3	TO TRANSACT OTHER BUSINESS AS MAY COME BEFORE ANNUAL MEETING/ADJOURN/POSTPONE	MGMT	Y	ABSTAIN	FOR

28	VALOR COMM. GROUP,	VCG	920255106	6/27/2006	1	ADOPT THE MERGER AGREEMENT	MGMT	Y	FOR	FOR
INC.
					2	AUTHORIZE INCREASE OF V SHARES TO 1,000,000,000	MGMT	Y	FOR	FOR

					3	APPROVE ISSUANCE OF SHARES PURSUANT TO MERGER	MGMT	Y	FOR	FOR

					4	ADOPT AND APPROVE 2006 VALOR EQUITY INCENTIVE PLAN	MGMT	Y	FOR	FOR

					5	DIRECTORS RECOMMENDED	MGMT	Y	FOR	FOR

					6	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	MGMT	Y	FOR	FOR

					7	ADJOURN TO OBTAIN ADDITIONAL VOTES FOR MERGER PROPOSAL	MGMT	Y	FOR	FOR

NORTHERN LIGHTS FUND TRUST - ABACUS GROWTH FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A3
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund did not become effective with the SEC until 7/6/05 and has not commenced operations yet.

Registrant: Northern Lights Fund Trust - The Critical Math Fund										Item 1, Exhibit A4
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2005 through June 30, 2006

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	Meeting Type	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Occidental Petroleum Corporation	OXY	674599105	5/5/2006	Annual	1

Election of Directors: Spencer Abraham, Ronald W. Burkle, John S. Chalsty, Edward P. Djerejian, R. Chad Dreir, John E. Freick, Ray R. Irani, Irvin W. Maloney, Rodlfo Segovia, Aziz D. Syriani, Rosemary Tomich, Walter L. Weisman

								MGMT	Y	FOR	FOR
						2	Ratification of the selction of KPMG as independent auditors	MGMT	Y	FOR	FOR
						3	Approval of increase in Authorized Capital Stock	MGMT	Y	FOR	FOR
						4	Limit on executive compensation	SHARE HOLDER	Y	AGAINST	FOR
						5	Scientific report on global warming/cooling	SHARE HOLDER	Y	AGAINST	FOR
						6	Election of directors by majority vote	SHARE HOLDER	Y	AGAINST	FOR
2	SVB Financial Group	SIVB	78486Q101	5/11/2006	Annual	1

Election of Directors: Eric A. Benhamou, David M. Clapper, Roger F. Dunbar, Joel P. Freidman, G Felda Hardymon, Alex W. "Pete" Hart, C. Richard Kramlich, James R. Porter, Michaela K. Rodeno, Kenneth P. Wilcox

								MGMT	Y	FOR	FOR
						2	Approve the company's 2006 equity incentive plan	MGMT	Y	FOR	FOR
						3	Ratify the appointment of KPMG as the company's independent registered public accounting firm for its fiscal year ending December 31, 2006	MGMT	Y	FOR	FOR
3	Vulcan Materials Company	VMC	929160109	5/12/2006	Annual	1	Election of Directors: Orin R. Smith, Phillip W. Farmer, Allen Franklin, James V. Napier	MGMT	Y	FOR	FOR
						2	Approval of 2006 Omnibus Long-term Incetive Plan	MGMT	Y	FOR	FOR
						3	Ratification of Deloitte & Touche LLP as independent auditors for the year 2006	MGMT	Y	FOR	FOR
4	Jefferies Group, Inc.	JEF	472319102	5/22/2006	Annual	1	Election of Directors: Richard H. Handler, Brian P. Friedman, W. Patrick Campbell, Richard G. Dooley, Robert Joyal, Frank J. Macchiarola, Michael T. O'Kane	MGMT	Y	FOR	FOR
5	Southern Copper Corporation	PCU	84265V105	4/27/2006	Annual	1

Election of Directors: Emilio Carrillo Gamboa, J. F. Collazo Gonzalez, X.G. De Quevedo Tpete, Oscar Gonzalez Rocha, J. E. Gonzalez Felix, Harold S. Handelsman, German L. Mota-Velasco, Genaro L. Mota-Velasco, Armando Ortega Gomez, Juan Rebolledo Gout, Luis M Palomino Bonilla, Gilberto P. Cifuentes, Carlos Ruiz Sacristan

								MGMT	N	DID NOT VOTE***	DID NOT VOTE***
						2 A	Approve ammendments to the by-laws proposing to eliminate certain extraneous provisions relating to our retired series of class A common stock	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
2 B

Approve amendments to the by-laws proposing to introduce a new provision for advance notice to shareholders seeking to nominate directors or to propose other business at annual or special meetings of the common stockholders (as applicable)

								MGMT	N	DID NOT VOTE***	DID NOT VOTE***
						2 C	Approve aments to the by-laws proposing to substitute Grupo Mexico for Asarco Incorporated in the "Change in Control" definiton in our by-laws	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
						2 D	Approve amendments to the by-laws proposing to eliminate the 80% supermajority vote requirement for certain corporate actions	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
						3	Approve amendments to the amended and restated certificate of incorporation	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
						4	Ratify the audit committee's selection of pricewaterhouse coopers S.C as independent accountants for 2006	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
6	Genesee & Wyoming	GWR	371559105	5/31/2006	Annual	1	Election of Directors: David C. Hurley, Pweter O. Scannell, Hon. M.D. Young, P.C.	MGMT	Y	FOR	FOR
						2	Ratify the selection of pricewaterhousecoopers LLP as independent accountants for the fiscal year ending December 31, 2006	MGMT	Y	FOR	FOR
7	Mcgrath Rentcorp	MGRC	580589109	5/31/2006	Annual	1	Election of Directors: William J. Dawson, Robert C. Hood, Dennis C. Kakures, Joan M. McGrath, Robert P. McGrath, Dennis P. Stradford, Ronald H. Zech	MGMT	Y	FOR	FOR
						2	Approval of appointment of Grant Thjornton LLP as McGrath Rentcorp's public accountants for the year ending December 31, 2006	MGMT	Y	FOR	FOR

*** Proxy Voting materials delivered to us AFTER the vote had already taken place. Informed Southern Copper. Critical Math Fund no longer owns shares.

NORTHERN LIGHTS FUND TRUST - CHANGING PARAMETERS FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A5
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - AUTOPILOT MANAGED GROWTH FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A6
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - THE ARROW DWA BALANCED FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A7
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - BILTMORE MOMENTUM/DYNAMIC ETF FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A8
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - BILTMORE INDEX ENHANCING FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A9
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - BILTMORE CONTRARIAN/MOMENTUM FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A10
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund has not commenced operations prior to June 30, 2006.

NORTHERN LIGHTS FUND TRUST - THE BIONDO GROWTH FUND								Item 1
Investment Company Act file number: 811- 21720								Exhibit A11
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NONE	NONE	NONE	NONE	NONE	NONE	NONE	NONE	NONE

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           NORTHERN LIGHTS FUND TRUST

By (Signature and Title)*    /S/ Andrew B. Rogers

           Andrew B. Rogers, President

Date 8/16/06

* Print the name and title of each signing officer under his or her signature.